N-2 - USD ($)					3 Months Ended
		Jan. 14, 2025	Dec. 31, 2024		Dec. 31, 2024 [11]	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001568194
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-00000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		false
Entity Registrant Name		FS CREDIT OPPORTUNITIES CORP.
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
City Area Code		215
Local Phone Number		495-1150
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder transaction expenses
Sales load (as a percentage of offering price) (1)	—
Offering expenses borne by the Fund (excluding Preferred Shares Offering Expenses) ( as a percentage of offering price ) (2)	—
Dividend reinvestment and optional cash purchase plan fees: ( per share for open-market purchases of common shares ) (3)
Fee for Open Market Purchases of Common Shares	$ 0.03 (per share)
Sales of Shares Held in a Dividend Reinvestment Account	$ 0.03 (per share)
(1)	If Common Shares or Preferred Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your shares that you acquired pursuant to the Distribution Reinvestment Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to Common Shares)
Management fee (4)	2.05%
Incentive fee (5)	1.53%
Interest expenses on bank borrowings (6)	2.53%
Dividends on Preferred Shares (7)	1.38%
Other expenses (8)	1.11%
Total annual expenses	8.60%
(4)
Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets, (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.

(5)
The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a
“catch-up”
feature. The amount in the table above assumes that the subordinated incentive fee on income will be 1.53% of average net assets. This figure is based on the annualized incentive fees on income accrued for the six months ended June 30, 2024, recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.

(6)
The calculation assumes (i) $2.41 billion in total assets, (ii) a weighted average cost of funds of 7.50%, (iii) $550 million in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of June 30, 2024) and (iv) $1.68 billion in stockholders’ equity. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
(7)
Based on 400,000 Preferred Shares outstanding as of June 30, 2024 with an aggregate liquidation preference of $400 million and a weighted average annual dividend rate equal to 4.83% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.

(8)
Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the six months ended June 30, 2024.

Management Fees [Percent]	[3]	2.05%
Interest Expenses on Borrowings [Percent]	[4]	2.53%
Dividend Expenses on Preferred Shares [Percent]	[5]	1.38%
Incentive Fees [Percent]	[6]	1.53%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	1.11%
Total Annual Expenses [Percent]		8.60%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. Transaction expenses are not included in the following example. In the event that shares of common stock are sold to or through underwriters or agents, a corresponding prospectus supplement will restate this example to reflect the applicable sales load. See “Plan of Distribution” for additional information regarding stockholder transaction expenses.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:	$70	$206	$336	$638
The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. Because the example assumes, as required by the SEC, a 5.0% annual return, no incentive fee on income would be accrued and payable in any of the indicated time periods. Our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all distributions at net asset value, reinvestment of distributions under our distribution reinvestment plan may occur at a price per share that differs from the then-current net asset value per share. See “Distribution Reinvestment Plan” for additional information regarding our distribution reinvestment plan. See “Plan of Distribution” for additional information regarding stockholder transaction expenses.

Expense Example, Year 01		$ 70
Expense Example, Years 1 to 3		206
Expense Example, Years 1 to 5		336
Expense Example, Years 1 to 10		$ 638
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses (annualized) that an investor in shares of our common stock will bear directly or indirectly. The table is based on the capital structure of the Fund as of December 31, 2023. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “FS Credit Opportunities Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
Other Expenses, Note [Text Block]		Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the six months ended June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets, (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.
Acquired Fund Incentive Allocation, Note [Text Block]	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a
“catch-up”
feature. The amount in the table above assumes that the subordinated incentive fee on income will be 1.53% of average net assets. This figure is based on the annualized incentive fees on income accrued for the six months ended June 30, 2024, recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

As of December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$157,721	4.45	—	N/A
2015	$346,525	3.63	—	N/A
2016	$507,230	3.78	—	N/A
2017	$621,212	3.33	—	N/A
2018	$512,133	3.70	—	N/A
2019	$325,427	5.56	—	N/A
2020	$685,000	3.10	—	N/A
2021	$835,000	2.80	—	N/A
2022	$685,000	2.76	—	N/A
2023	$690,000	2.99	—	N/A
2024 (as of June 30, 2024, unaudited)	$685,000	3.07	—	N/A

(1)	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading.

Senior Securities Amount	[8]						$ 685,000		$ 690,000				$ 685,000				$ 835,000	$ 685,000	$ 325,427	$ 512,133	$ 621,212	$ 507,230	$ 346,525	$ 157,721
Senior Securities Coverage per Unit	[9]						$ 3.07		$ 2.99				$ 2.76				$ 2.8	$ 3.1	$ 5.56	$ 3.7	$ 3.33	$ 3.78	$ 3.63	$ 4.45
Preferred Stock Liquidating Preference	[10]						0		0				0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities (including debt securities and other indebtedness) is shown in the table below as of December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and June 30, 2024. The information for the years ended December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014 is derived from our audited consolidated financial statements, which have been audited by our independent registered public accounting firm, Ernst & Young LLP. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto.

As of December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$157,721	4.45	—	N/A
2015	$346,525	3.63	—	N/A
2016	$507,230	3.78	—	N/A
2017	$621,212	3.33	—	N/A
2018	$512,133	3.70	—	N/A
2019	$325,427	5.56	—	N/A
2020	$685,000	3.10	—	N/A
2021	$835,000	2.80	—	N/A
2022	$685,000	2.76	—	N/A
2023	$690,000	2.99	—	N/A
2024 (as of June 30, 2024, unaudited)	$685,000	3.07	—	N/A

(1)	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
The information contained under the heading “Summary of Updated Information Regarding the Fund—Principal Risk Factors” in the Fund’s Annual Report on Form
N-CSR
is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Risk [Text Block]	The information contained under the heading “Summary of Updated Information Regarding the Fund—Principal Risk Factors” in the Fund’s Annual Report on Form
N-CSR
is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.
Effects of Leverage [Text Block]
LEVERAGE
Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Borrowings,” which is incorporated by reference herein, for a discussion of the Fund’s use of leverage and the effects of leverage.

Share Price [Table Text Block]
Our common stock has been listed on the NYSE since November 14, 2022 and trades under the ticker symbol “FSCO”.
The following table sets forth: (i) the net asset value per share of our common stock as of the applicable period end, (ii) the range of high and low closing sales prices of our common stock as reported on the NYSE during the applicable period, (iii) the closing high and low sales prices as a premium (discount) to net asset value during the appropriate period, and (iv) the distribution per share of our common stock during the applicable period.

For the Three Months Ended (unless otherwise indicated)			Closing Sales Price				Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)
	NAV per Share (1)		High		Low
Fiscal Year Ended December 31, 2022
March 31, 2022	$7.36		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
June 30, 2022	6.90		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
September 30, 2022	6.62		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
December 31, 2022	6.33		5.79		4.22		(-9)%	(-33)%
Fiscal Year Ended December 31, 2023
March 31, 2023	6.35		5.14		4.12		(-19)%	(-35)%
June 30, 2023	6.68		4.75		4.17		(-29)%	(-38)%
September 30, 2023	6.98		5.45		4.83		(-22)%	(-31)%
December 31, 2023	6.92		5.89		5.30		(-15)%	(-23)%
Fiscal Year Ended December 31, 2024
March 31, 2024	7.14		5.99		5.55		(-16)%	(-22)%
June 30, 2024	7.15		6.49		5.78		(-9)%	(-19)%
September 30, 2024	7.21		6.61		5.97		(-8)%	(-17)%
December 31, 2024	7.15	(4)	6.82		6.35		(-5)%	(-11)%

(1)
Net asset value per share is determined as of the last day in the relevant period and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant period.

(2)	Calculated as the respective high or low closing sale price less net asset value, divided by net asset value (in each case, as of the applicable period).
(3)	The Fund listed on the NYSE on November 14, 2022.
(4)	Estimated NAV as of December 31, 2024.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our charter and bylaws. This summary is not intended to be complete, and we refer you to the MGCL and to our charter and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus is a part, for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.
Capital Stock
Our charter authorizes us to issue up to 800,000,000 shares of stock, of which 750,000,000 shares are classified as common stock, par value $0.001 per share, and 50,000,000 shares are classified as preferred stock, par value $0.001 per share, with 500,000 shares of the preferred stock further classified into several series, as follows: 45,000 shares classified as Term Preferred Shares, Series 2023-Floating Rate (the “Series
2023-A
Term Preferred Shares”), 55,000 shares classified as Term Preferred Shares, Series 2023 – Fixed Rate (the “Series
2023-B
Term Preferred Shares”), 100,000 shares classified as Term Preferred Shares, Series 2026 (the “Series 2026 Term Preferred Shares”), 50,000 shares classified as Term Preferred Shares, Series 2025 (the “Series 2025 Term Preferred Shares”), 50,000 shares classified as Term Preferred Shares, Series
2025-2
(the “Series
2025-2
Term Preferred Shares”), 100,000 shares classified as Term Preferred Shares, Series 2027 (the “Series 2027 Term Preferred Shares”) and 100,000 shares classified as Term Preferred Shares, Series 2029 (the “Series 2029 Term Preferred Shares”) and, together with the Series
2023-A
Term Preferred Shares, Series
2023-B
Term Preferred Shares, Series 2026 Term Preferred Shares, Series 2025 Term Preferred Shares and Series
2025-2
Term Preferred Shares, the “Preferred Stock”). A majority of the Board, without any action by our stockholders, may amend our charter to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
Our common stock trades on the NYSE under the ticker symbol “FSCO”. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans.
The last reported closing market price of our common stock on December 31, 2024 was $6.82 per share. As December 31, 2024, we had 3,448 stockholders of record, which does not include beneficial owners of shares of common stock held in “street” name by brokers and other institutions on behalf of beneficial owners.
The following are our outstanding classes of equity securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	198,355,867
Preferred Stock, par value $0.001 per share	50,000,000	—	500,000
Our charter also contains a provision permitting the Board to classify or reclassify any unissued shares of common stock or preferred stock in one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications, or terms or conditions of redemption of the common stock or preferred stock. We believe that the power to classify or reclassify unissued shares of capital stock and thereafter issue the classified or reclassified shares provides us with increased flexibility in structuring possible future financings and investments and in meeting other needs that might arise.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefore, subject to any preferential rights of holders of our Preferred Stock. Shares of our common stock have no preemptive, conversion or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except for the listing-related transfer restrictions described further below. In the event of our liquidation, dissolution or winding up, each share of our common stock will be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our Preferred Stock, if any Preferred Stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as may be provided by the Board in setting the terms of classified or reclassified stock, the holders of our common stock will possess exclusive voting power. There will be no cumulative voting. As permitted by the MGCL, our charter provides that the presence of stockholders entitled to cast one-third
of the votes entitled to be cast at a meeting of stockholders will constitute a quorum
.
Preferred Stock
General
Our charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including Preferred Stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.
All of our existing shares of Preferred Stock have a liquidation preference of $1,000 per share (the “Liquidation Preference”). In the event of our liquidation, the holders of Preferred Stock will be entitled to receive a liquidation distribution per share equal to the Liquidation Preference, plus an amount equal to all unpaid dividends and other distributions accumulated to the date fixed for distribution or payment.
Dividends accrue on our existing shares of Preferred Stock at rates that vary by series and that increase upon the occurrence of certain events, as further described below.
Each of our existing series of Preferred Stock ranks senior in right of payment to our common stock and ranks equal in right of payment with each other series of Preferred Stock.
We are obligated to redeem our existing shares of preferred stock on dates that vary by series, unless redeemed in accordance with their terms prior to such date, as further described below.
In addition, we are obligated to redeem, or make an offer to redeem, certain of our existing shares of preferred stock upon the occurrence of certain events. For example, with respect to our Term Preferred Shares, Series 2026 and Term Preferred Shares, Series 2027, if FS Global Advisor, or an affiliate thereof, ceases to be our investment advisor and is not timely replaced by another investment advisor reasonably acceptable to holders of a majority of the applicable series of preferred stock, we are required to make an offer to redeem such series of preferred stock. We also have the right to redeem our existing shares of preferred stock in certain circumstances. Each of our existing shares of preferred stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. The holders of our preferred stock and common stock vote together as a single class; provided that holders of our preferred stock, voting separately as a class, elect two of our directors at all times and will elect a majority of our directors to the extent we fail to pay dividends on any preferred stock in an amount equal to two full years of dividends on such preferred stock.
For a description of our preferred stock, see “Description of Our Preferred Stock” in this Prospectus.

Outstanding Securities [Table Text Block]
The following are our outstanding classes of equity securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	198,355,867
Preferred Stock, par value $0.001 per share	50,000,000	—	500,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
Contact Personnel Name		Michael C. Forman
Common Stocks [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 6.35	$ 5.97	5.78	$ 5.55	5.3	$ 4.83	$ 4.17	$ 4.12	4.22
Highest Price or Bid					$ 6.82	$ 6.61	$ 6.49	$ 5.99	$ 5.89	$ 5.45	$ 4.75	$ 5.14	$ 5.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(5.00%)	(8.00%)	(9.00%)	(16.00%)	(15.00%)	(22.00%)	(29.00%)	(19.00%)	(9.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(11.00%)	(17.00%)	(19.00%)	(22.00%)	(23.00%)	(31.00%)	(38.00%)	(35.00%)	(33.00%)
NAV Per Share	[13]		$ 7.15	[11]	$ 7.15	$ 7.21	$ 7.15	$ 7.14	$ 6.92	$ 6.98	$ 6.68	$ 6.35	$ 6.33	$ 6.62	$ 6.9	$ 7.36
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]			Common Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			750,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			198,355,867
Capital Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Capital Stock
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]			Preferred Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			500,000
Sales Of Shares Held In A Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[14]	$ 0.03
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[14]	$ 0.03

[1]	If Common Shares or Preferred Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets, (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.
[4]	The calculation assumes (i) $2.41 billion in total assets, (ii) a weighted average cost of funds of 7.50%, (iii) $550 million in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of June 30, 2024) and (iv) $1.68 billion in stockholders’ equity. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	Based on 400,000 Preferred Shares outstanding as of June 30, 2024 with an aggregate liquidation preference of $400 million and a weighted average annual dividend rate equal to 4.83% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.
[6]	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. The amount in the table above assumes that the subordinated incentive fee on income will be 1.53% of average net assets. This figure is based on the annualized incentive fees on income accrued for the six months ended June 30, 2024, recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.
[7]	Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the six months ended June 30, 2024.
[8]	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
[9]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.
[10]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[11]	Estimated NAV as of December 31, 2024.
[12]	Calculated as the respective high or low closing sale price less net asset value, divided by net asset value (in each case, as of the applicable period).
[13]	Net asset value per share is determined as of the last day in the relevant period and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant period.
[14]	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your shares that you acquired pursuant to the Distribution Reinvestment Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Distribution Reinvestment Plan.”